Related Party Transactions (Details Narrative) - Lent Helbiz [Member] - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Jun. 30, 2021	May 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Gross proceed from promisory note	$ 2,010	$ 2,010
Repaid loan			$ 1,042